S-K 1606, De-SPAC Board Determination	Oct. 03, 2025
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

In considering the recommendation of our Board to vote in favor of the Business Combination, shareholders should be aware that aside from their interests as shareholders, our Sponsor and certain of our directors and officers have interests in the Business Combination that may be different from, or in addition to, those of other shareholders generally. Our Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination, approving the Business Combination and in recommending to shareholders that they approve the Business Combination. Shareholders should take these interests into account in deciding whether to approve the Business Combination. These interests include, among other things:

•        the fact that the Sponsor and EQV directors and officers have agreed not to redeem any Ordinary Shares held by them in connection with a shareholder vote to approve a proposed initial business combination;

•        the fact that our Sponsor paid an aggregate of $25,000 for the Class B Shares, and upon the completion of the Business Combination, the Class B Shares will convert into Presidio Class A Common Stock at a conversion rate that entitles the holders of such Class B Shares to continue to own, in the aggregate, approximately 10.0% of the Presidio Class A Common Stock (after giving effect to the Class B Contribution, assuming that the Earn-Out Shares vest in full and assuming the No Redemption Scenario). As a result, our Sponsor ultimately expects to receive up to 7,622,037 shares of Presidio Class A Common Stock in connection with the conversion of the Class B Shares in connection with the Business Combination and such securities will have a significantly higher value at the time of the Business Combination which, if unrestricted and freely tradable, would be valued at approximately $79,116,744 based on the September 30, 2025 Closing Price, resulting in a theoretical gain of approximately $79,091,744, but, given the restrictions on such shares, EQV believes such shares have less value. If the Business Combination is not consummated, the Sponsor will not realize such theoretical gain;

•        the fact that the Sponsor and EQV directors and officers have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Class B Shares held by them if EQV fails to complete an initial business combination by August 8, 2026 (unless extended);

•        the fact that our Sponsor paid an aggregate of $4,000,000 for its 400,000 Private Placement Units and that such EQV private placement warrants underlying such units will expire worthless if a business combination is not consummated by August 8, 2026 (unless extended);

•        the fact that up to an aggregate amount of $1,500,000 of any amounts outstanding under any working capital loans made by our Sponsor or any of its affiliates to EQV may be converted into Private Placement Units at a price of $10.00 per Private Placement Unit at the option of the lender;

•        the fact that certain of EQV’s officers and directors, other than EQV’s independent directors, collectively own, directly or indirectly, a material interest in the Sponsor;

•        the fact that the Sponsor will have the right to designate two directors so long as they own in the aggregate greater than 20% of Presidio’s common equity and one director so long as they own in the aggregate greater than 10% of Presidio’s common equity;

•        the fact that following the consummation of the Business Combination, Presidio will acquire all of the issued and outstanding equity interests of EQVR via merger pursuant to the EQVR Merger Agreement;

•        the continued indemnification of EQV’s directors and officers under the Existing Governing Documents and the continuation of EQV’s directors’ and officers’ liability insurance after the Business Combination;

•        the fact that our Sponsor and EQV’s officers and directors will lose their entire investment of approximately $4,025,000 in EQV and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if an initial business combination is not consummated by August 8, 2026 (unless extended). As described above, following the Business Combination, our Sponsor ultimately expects to receive up to 7,622,037 shares of Presidio Class A Common Stock (giving effect to the Class B Contribution and assuming the Earn-Out Shares vest in full) in connection with the conversion of the Class B Shares in connection with the Business Combination and each of EQV’s independent directors held 40,000 Class A Shares. Additionally, our Sponsor purchased 400,000 Private Placement Units simultaneously with the consummation of the IPO for an aggregate purchase price of $4,000,000, which consists of 400,000 Class A Shares and 133,333 EQV private placement warrants. The 7,622,037 shares of Presidio Class A Common Stock expected to be owned by our Sponsor would have had an aggregate market value of approximately $79,116,744 based on the September 30, 2025 Closing Price. The 400,000 Class A Shares held by the Sponsor would have had an aggregate market value of approximately $4,152,000 based on the September 30, 2025 Closing Price, and the 133,333 EQV private placement warrants held by Sponsor would have an aggregate market value of approximately $66,667 based on the September 30, 2025 Closing Price;

•        the fact that if the Trust Account is liquidated, including in the event EQV is unable to complete an initial business combination within the required time period, our Sponsor has agreed to indemnify EQV to ensure that the proceeds in the Trust Account are not reduced below $10.00 per public share, or such lesser per public share amount as is in the Trust Account on the liquidation date, by the claims of prospective target businesses with which EQV has entered into an acquisition agreement or claims of any third party for services rendered or products sold to EQV, but only if such a vendor or target business has not executed a waiver of any and all rights to seek access to the Trust Account;

•        the fact that the Sponsor will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidate;

•        the Sponsor and its affiliates can earn a positive rate of return on their investment, even if other EQV shareholders experience a negative rate of return in the post-business combination company; and

•        the terms and provisions of the Related Agreements as set forth in detail above.

As a result of the foregoing interests, the Sponsor and EQV’s directors and officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms that would be less favorable to public shareholders. In the aggregate, the Sponsor and its affiliates have capital at risk that depends, in whole or in part upon the completion of a business combination. Such amount consists of (i) up to 7,622,037 shares of Presidio Class A Common Stock, with an implied aggregate market value of approximately $79,116,744 based on the September 30, 2025 Closing Price, to be issued upon conversion of 7,622,037 Class B Shares currently held by the Sponsor, which shares include 1,905,509 Earn Out Shares subject to vesting as though such shares were vested immediately upon the Closing and exclude 1,127,963 Class B Shares, which represents the current assumptions of the amount of Class B Shares that the Sponsor may forfeit in connection with the Class B Contribution, (ii) 400,000 shares of Presidio Class A Common Stock, with an implied aggregate market value of approximately $4,152,000 based on the September 30, 2025 Closing Price, to be issued upon the conversion of 400,000 Class A Shares that form a part of the Private Placement Units, (iii) 133,333 EQV private placement warrants, with an implied aggregate market value of approximately $66,667 based on the September 30, 2025 Closing Price, each of which entitles the holder of such warrant to purchase one Class A Share at a price of $11.50 per share, subject to adjustment. However, given such shares will be subject to lockup restrictions, we believe such shares currently have less value. Even if the trading price of the public shares were as low as $0.50 per share, the aggregate market value of the converted Ordinary Shares alone (without taking into account the value of warrants underlying the EQV private placement units) would be approximately equal to the initial investment in EQV by the Sponsor. As a result, if the Business Combination is completed, the Sponsor is likely to be able to make a substantial profit on its investment in EQV at a time when the Class A Shares have lost significant value. On the other hand, if the Business Combination is not approved and EQV is unable to complete another business combination within the permitted timeframe, the Sponsor may lose its entire investment in EQV. In the aggregate, EQV’s directors and officers have capital at risk that depends, in whole or in part upon the completion of a business combination. Such amount consists of 160,000 Class A Shares, with an implied aggregate market value of approximately $1,660,800 based on the September 30, 2025 Closing Price. In addition, the Sponsor is entitled to reimbursement for transaction expenses advanced and/or paid by the Sponsor on behalf of EQV.

There may also be actual or potential material conflicts of interest related to certain members of management of PIH and certain members of the board of directors of PIH, including the receipt of cash consideration in connection with the Business Combination.

The existence of financial and personal interests of one or more of EQV’s directors may result in a conflict of interest on the part of such director(s) between what they may believe is in the best interests of EQV and its shareholders and what they may believe is best for themselves in determining to recommend that shareholders vote for the proposals described herein.

The financial and personal interests of the Sponsor and its affiliates, as well as EQV’s directors and officers, may have influenced their motivation in identifying and selecting PIH as a business combination target, completing an initial business combination with PIH and influencing the operation of the business following the initial business combination. In considering the recommendations of the EQV Board to vote for the proposals described herein, its shareholders should consider these interests.